U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and Address of issuer:
               INVESCO Stock Funds, Inc.
               7800 E. Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
               INVESCO Dynamics Fund
               INVESCO Endeavor Fund
               INVESCO Growth & Income Fund

3.    Investment Company Act File Number: 811-1474

      Securities Act File Number:   002-26125

4(a)  Last day of fiscal year for which this Form is filed: April 30, 1999

4(b)  ____  Check  box if this  Form is being  filed  late  (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

4(c)  ____  Check box if this is the last time the issuer will be filing this
            Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of
            securities sold during the
            fiscal year pursuant to
            section 24(f)                              $2,501,936,806
                                                       --------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                           $1,921,288,116
                                                       --------------

      (iii) Aggregate  price of securities
            redeemed or  repurchased
            during any prior  fiscal year
            ending no earlier than October 1,
            1995 that were not  previously
            used to reduce  registration fees
            payable  to the Commission                 $0
                                                       --

      (iv)  Total  available  redemption
            credits [add items 5(ii)
            and 5(iii)]                                $1,921,288,116
                                                       --------------

      Net sales - if item 5(i) is greater
      than item 5(iv) [subtract item 5(iv)
      from item 5(i)]                                  $580,648,690
                                                       ------------

      (vi)  Redemption  credits available
            for use in future years - if
            item 5(i) is less than item
            5(iv) [subtract item 5(iv) from
            item 5(i)]                                 $0
                                                       --

      (vii) Multiplier for determining
            registration fee (See Instruction
            C.9)                                       x0.000278
                                                       ---------

      (viii)Registration  fee due [multiply
            item 5(v) by item 5(vii)](enter "o"
            if no fee is due):                         =$161,420.34
                                                       ------------

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)deducted here: NONE. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

7.    Interest due - if this Form is being
      filed more than 90 days after the end
      of the Issuer's fiscal year (see
      instruction D) :                                 +$0
                                                       ---

8.    Total of the amount of the registration
      fee due plus any  interest  due [line
      5(viii) plus line 7]:                            =$161,420.34
                                                       ------------

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                              _X_   Wire Transfer
                              ___   Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

               INVESCO Stock Funds, Inc.     --INVESCO Dynamics Fund
                                             --INVESCO Endeavor Fund
                                             --INVESCO Growth & Income Fund



                                    /s/ Mark H. Williamson
                              By:___________________________________
                                    Mark H. Williamson
                                    President

Date: July 23, 1999